GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue from external customers	$ 158,752	$ 937,781
Net income (loss)	(606,346)	(521,394)	$ (128,931)
Total assets	884,935	3,164,476
Canada [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	158,333	923,350
Net income (loss)	(542,476)	(313,717)
Total assets	884,935	3,128,054
China [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	419	14,431
Net income (loss)	(63,870)	(207,677)
Total assets	$ 0	$ 48,422